Dearborn Partners Rising Dividend Fund

Schedule of Investments

November 30, 2023 (Unaudited)
ovember 30, 2023 (Unted)Sc
	Shares	Value
COMMON STOCKS — 94.88%

Air Freight & Logistics — 1.41%
United Parcel Service, Inc. - Class B	46,240	$7,010,446

Banks — 0.85%
Glacier Bancorp, Inc.	126,577	4,256,784

Biotechnology — 3.27%
AbbVie, Inc.	65,100	9,269,589
Gilead Sciences, Inc.	92,000	7,047,200
		16,316,789
Building Products — 2.24%
Carrier Global Corp.	215,200	11,181,792

Capital Markets — 5.68%
BlackRock, Inc.	13,800	10,366,974
Nasdaq, Inc.	137,490	7,677,442
S&P Global, Inc.	24,688	10,266,011
		28,310,427
Chemicals — 3.71%
Air Products and Chemicals, Inc.	29,786	8,058,602
Sherwin-Williams Co.	37,500	10,455,000
		18,513,602
Commercial Services & Supplies — 3.99%
Cintas Corp.	17,965	9,939,136
Republic Services, Inc.	61,730	9,990,383
		19,929,519
Consumer Staples Distribution & Retail — 4.71%
Casey's General Stores, Inc.	45,500	12,530,700
Costco Wholesale Corp.	18,450	10,936,053
		23,466,753
Distributors — 1.59%
Pool Corp.	22,800	7,918,896

Diversified Telecommunication Services — 0.90%
Verizon Communications, Inc.	117,100	4,488,443

Financial Services — 3.80%
Jack Henry & Associates, Inc.	50,195	7,965,445
Mastercard, Inc. - Class A	26,510	10,970,633
		18,936,078
Food Products — 3.11%
McCormick & Co., Inc./MD	84,419	5,472,884
Mondelez International, Inc. - Class A	141,000	10,019,460
		15,492,344
Gas Utilities — 2.34%
Atmos Energy Corp.	102,300	11,642,763

Health Care Equipment & Supplies — 5.99%
Abbott Laboratories	72,500	7,561,025
Becton Dickinson & Co.	26,708	6,307,896
STERIS PLC	48,327	9,710,827
Stryker Corp.	21,200	6,282,196
		29,861,944
Health Care Providers & Services — 2.09%
Elevance Health, Inc.	21,785	10,445,690

Hotels, Restaurants & Leisure — 2.24%
McDonald's Corp.	39,643	11,172,983

Insurance — 3.72%
Arthur J Gallagher & Co.	74,470	18,543,030

IT Services — 2.03%
Accenture PLC - Class A	30,454	10,145,446

Machinery — 4.22%
Illinois Tool Works, Inc.	37,598	9,106,611
Snap-on, Inc.	43,510	11,951,762
		21,058,373
Multi-Utilities — 2.02%
WEC Energy Group, Inc.	120,457	10,072,614

Oil, Gas & Consumable Fuels — 4.45%
EOG Resources, Inc.	77,230	9,504,696
Exxon Mobil Corp.	123,356	12,673,596
		22,178,292
Pharmaceuticals — 1.60%
Merck & Co., Inc.	77,920	7,985,242

Professional Services — 2.24%
Automatic Data Processing, Inc.	48,500	11,151,120

Semiconductors & Semiconductor Equipment — 5.47%
Analog Devices, Inc.	46,249	8,481,142
QUALCOMM, Inc.	79,909	10,312,256
Texas Instruments, Inc.	55,380	8,457,080
		27,250,478
Software — 5.10%
Intuit, Inc.	21,500	12,286,390
Microsoft Corp.	34,700	13,148,177
		25,434,567
Specialty Retail — 4.04%
Home Depot, Inc.	30,000	9,404,700
Tractor Supply Co.	53,000	10,759,530
		20,164,230
Technology Hardware, Storage & Peripherals — 5.98%
Apple, Inc.	156,888	29,800,876

Trading Companies & Distributors — 4.20%
Fastenal Co.	188,270	11,290,552
Watsco, Inc.	25,200	9,632,196
		20,922,748
Water Utilities — 1.89%
American Water Works Co., Inc.	71,460	9,421,286
TOTAL COMMON STOCKS (Cost $297,268,962)		473,073,555

REAL ESTATE INVESTMENT TRUSTS — 3.39%

Specialized REITs — 3.39%
American Tower Corp.	36,300	7,578,714
Equinix, Inc.	11,460	9,340,015
		16,918,729
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,476,466)		16,918,729

MONEY MARKET FUNDS — 1.53%
Fidelity Government Portfolio - Institutional Class, 5.230% (a)	7,609,953	7,609,953
TOTAL MONEY MARKET FUNDS (Cost $7,609,953)		7,609,953

Total Investments (Cost $319,355,381) — 99.80%		$497,602,237
Other Assets in Excess of Liabilities — 0.20%		992,902
TOTAL NET ASSETS — 100.00%		$498,595,139

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a) The rate shown represents the seven-day yield as of November 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments
November 30, 2023

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2023:

Dearborn Partners Rising Dividend Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Equities:
Common Stocks	$473,073,555	$–	$–	$473,073,555
Real Estate Investment Trusts	16,918,729	–	–	16,918,729
Total Equity Securities	489,992,284	–	–	489,992,284
Money Market Funds	7,609,953	–	–	7,609,953
Total Investments in Securities	$497,602,237	$–	$–	$497,602,237

(1)	See the Schedule of Investments for industry classifications.
 e of Investmen